UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |__| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                  New York, NY                November 14, 2011
----------------            ---------------------        ---------------------
 [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $ 448,269
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.            028-11646                   JAM Partners, LP


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2011



COLUMN 1                      COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP      (X1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
ABINGTON BANCORP INC          COM           00350L109    2,523      350,369  SH         DEFINED      1          350,369
AERCAP HOLDINGS NV            SHS           N00985106   10,813    1,090,000  SH         DEFINED      1        1,090,000
AERCAP HOLDINGS NV            SHS           N00985106    2,319      233,819  SH         SOLE         NONE       233,819
AMERIS BANCORP                COM           03076K108    2,167      248,768  SH         DEFINED      1          248,768
AMERIS BANCORP                COM           03076K108    2,039      234,094  SH         SOLE         NONE       234,094
BANK COMM HLDGS               COM           06424J103    1,946      598,876  SH         DEFINED      1          598,876
BANK COMM HLDGS               COM           06424J103    2,671      821,940  SH         SOLE         NONE       821,940
BANNER CORP                   COM           06652V208    1,416      110,748  SH         DEFINED      1          110,748
BANNER CORP                   COM           06652V208      558       43,652  SH         SOLE         NONE        43,652
BERKSHIRE HILLS BANCORP INC   COM           084680107    7,070      382,766  SH         DEFINED      1          382,766
BERKSHIRE HILLS BANCORP INC   COM           084680107    3,806      206,060  SH         SOLE         NONE       206,060
BEACON FED BANCORP INC        COM           073582108    3,666      275,604  SH         DEFINED      1          275,604
BEACON FED BANCORP INC        COM           073582108    1,397      105,000  SH         SOLE         NONE       105,000
CAPE BANCORP INC              COM           139209100    6,198      876,658  SH         DEFINED      1          876,658
CAPE BANCORP INC              COM           139209100    1,738      245,866  SH         SOLE         NONE       245,866
CASH AMER INTL INC            COM           14754D100   12,082      236,164  SH         DEFINED      1          236,164
CATHAY GENERAL BANCORP        COM           149150104    7,858      690,500  SH         DEFINED      1          690,500
CENTER BANCORP INC            COM           151408101    4,825      500,000  SH         DEFINED      1          500,000
CENTURY BANCORP INC MASS      CL A NON VTG  156432106    4,953      213,299  SH         DEFINED      1          213,299
CHARTER FINL CORP WEST PT GA  COM           16122M100    5,754      613,463  SH         DEFINED      1          613,463
CHARTER FINL CORP WEST PT GA  COM           16122M100    7,766      827,960  SH         SOLE         NONE       827,960
CITIZENS REPUBLIC BANCORP IN  COM NEW       174420307    5,190      750,000  SH         DEFINED      1          750,000
FNB CORP PA                   COM           302520101    8,923    1,041,145  SH         DEFINED      1        1,041,145
FNB CORP PA                   COM           302520101    5,403      630,435  SH         SOLE         NONE       630,435
FIRST FINL BANCORP OH         COM           320209109    7,373      534,302  SH         DEFINED      1          534,302
FIRST FINL BANCORP OH         COM           320209109    8,980      650,743  SH         SOLE         NONE       650,743
FIRSTMERIT CORP               COM           337915102    4,261      375,083  SH         DEFINED      1          375,083
FIRSTMERIT CORP               COM           337915102    2,027      178,417  SH         SOLE         NONE       178,417
HERITAGE FINL CORP WASH       COM           42722X106    2,429      220,000  SH         DEFINED      1          220,000
HERITAGE FINL GROUP INC       COM           42726X102    2,675      257,450  SH         DEFINED      1          257,450
HERITAGE FINL GROUP INC       COM           42726X102    6,362      612,332  SH         SOLE         NONE       612,332
HF FINL CORP                  COM           404172108    3,821      454,893  SH         DEFINED      1          454,893
HF FINL CORP                  COM           404172108    1,475      175,554  SH         SOLE         NONE       175,554
HOME BANCORP INC              COM           43689E107    4,308      297,518  SH         DEFINED      1          297,518
HOME BANCORP INC              COM           43689E107    2,523      174,238  SH         SOLE         NONE       174,238
HOME FED BANCORP INC MD       COM           43710G105    2,978      380,789  SH         DEFINED      1          380,789
JPMORGAN CHASE & CO           COM           46625H100   23,720      787,500  SH         DEFINED      1          787,500
JPMORGAN CHASE & CO           COM           46625H100    5,283      175,400  SH         SOLE         NONE       175,400
KAISER FED FINL GROUP INC     COM           483056107    4,312      365,714  SH         DEFINED      1          365,714
KBW INC                       COM           482423100    3,063      222,084  SH         DEFINED      1          222,084
KBW INC                       COM           482423100    1,212       87,916  SH         SOLE         NONE        87,916
LAKE SHORE BANCORP INC        COM           510700107    1,931      201,382  SH         DEFINED      1          201,382
LOEWS CORP                    COM           540424108   10,365      300,000  SH         DEFINED      1          300,000
LOUISANA BANCORP INC NEW      COM           54619P104    2,065      130,418  SH         DEFINED      1          130,418
LOUISANA BANCORP INC NEW      COM           54619P104    1,760      111,188  SH         SOLE         NONE       111,188
MAINSOURCE FINANCIAL GP INC   COM           56062Y102      692       79,392  SH         SOLE         NONE        79,392
MIDSOUTH BANCORP INC          COM           598039105    4,057      377,361  SH         DEFINED      1          377,361
MIDSOUTH BANCORP INC          COM           598039105    2,641      245,690  SH         SOLE         NONE       245,690
NORTH VALLEY BANCORP          COM NEW       66304M204    5,890      629,953  SH         SOLE         NONE       629,953
NORTHEAST CMNTY BANCORP INC   COM           664112109    3,395      562,958  SH         DEFINED      1          562,958
NORTHWEST BANCSHARES INC MD   COM           667340103    2,382      200,000  SH         DEFINED      1          200,000
OCEANFIRST FINL CORP          COM           675234108    2,341      200,600  SH         DEFINED      1          200,600
OCEANFIRST FINL CORP          COM           675234108    1,262      108,100  SH         SOLE         NONE       108,100
OCWEN FINL CORP               COM NEW       675746309   13,540    1,025,000  SH         DEFINED      1        1,025,000
OLD NATL BANCORP IND          COM           680033107   14,508    1,556,668  SH         DEFINED      1        1,556,668
OLD NATL BANCORP IND          COM           680033107    9,357    1,003,988  SH         SOLE         NONE     1,003,988
ONEIDA FINL CORP MD           COM           682479100    3,225      360,700  SH         SOLE         NONE       360,700
ORIENTAL FINL GROUP INC       COM           68618W100   21,936    2,268,489  SH         DEFINED      1        2,268,489
ORIENTAL FINL GROUP INC       COM           68618W100   12,665    1,309,755  SH         SOLE         NONE     1,309,755
PENNYMAC MTG INVT TR          COM           70931T103   19,676    1,237,500  SH         DEFINED      1        1,237,500
PLATINUM UNDERWRITER HLDGS L  COM           G7127P100    4,040      131,381  SH         DEFINED      1          131,381
POPULAR INC                   COM           733174106    2,025    1,350,000  SH         DEFINED      1        1,350,000
PROVIDENT FINL HLDGS INC      COM           743868101    8,305      950,263  SH         DEFINED      1          950,263
PROVIDENT FINL HLDGS INC      COM           743868101    1,061      121,343  SH         SOLE         NONE       121,343
RIVERVIEW BANCORP INC         COM           769397100    2,720    1,133,508  SH         SOLE         NONE     1,133,508
S & T BANCORP INC             COM           783859101    7,016      434,170  SH         DEFINED      1          434,170
S & T BANCORP INC             COM           783859101    4,917      304,262  SH         SOLE         NONE       304,262
STATE BK FINL CORP            COM           856190103    3,093      245,050  SH         DEFINED      1          245,050
STATE BK FINL CORP            COM           856190103    4,734      375,144  SH         SOLE         NONE       375,144
STERLING BANCORP              COM           859158107    3,496      481,588  SH         DEFINED      1          481,588
STERLING BANCORP              COM           859158107    2,198      302,753  SH         SOLE         NONE       302,753
TECHE HLDG CO                 COM           878330109    1,040       35,265  SH         SOLE         NONE        35,265
TRUSTCO BK CORP N Y           COM           898349105    6,690    1,500,000  SH         DEFINED      1        1,500,000
WALKER & DUNLOP INC           COM           93148P102    4,358      375,000  SH         DEFINED      1          375,000
WASHINGTON BKG CO OAK HBR WA  COM           937303105    5,252      539,782  SH         DEFINED      1          539,782
WASHINGTON BKG CO OAK HBR WA  COM           937303105    7,488      769,534  SH         SOLE         NONE       769,534
WELLS FARGO & CO NEW          COM           949746101   13,869      575,000  SH         DEFINED      1          575,000
WESTAMERICA BANCORPORATION    COM           957090103      593       15,482  SH         DEFINED      1           15,482
WHITE MTNS INS GROUP LTD      COM           G9618E107   21,505       53,000  SH         DEFINED      1           53,000
WILLIS LEASE FINANCE CORP     COM           970646105    6,717      594,934  SH         DEFINED      1          594,934
WILLIS LEASE FINANCE CORP     COM           970646105    3,581      317,227  SH         SOLE         NONE       317,227

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